Deposits	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Deposits
9.	Deposits

	As at
	April 30, 2026					January 31 2026	October 31 2025
	Payable on demand (1)		Payable after notice (2)
($ millions)	Interest- bearing	Non-interest- bearing		Payable on a fixed date (3)	Total	Total	Total
Personal	$37,307	$11,328	$123,046	$123,559	$295,240	$295,199	$301,718
Business and government	190,437	35,239	67,697	350,932	644,305	631,375	627,667
Financial institutions	8,339	834	2,993	29,778	41,944	45,108	36,894
	$236,083	$47,401	$193,736	$504,269	$981,489	$971,682	$966,279
Recorded in:
Canada	$164,896	$25,089	$179,557	$332,456	$701,998	$700,024	$692,600
United States	37,711	219	4,031	71,568	113,529	105,006	101,495
United Kingdom	–	–	300	40,884	41,184	41,907	34,046
Mexico	14,294	8,040	–	17,186	39,520	38,686	39,091
Peru	11,913	8	1,099	7,925	20,945	20,194	19,917
Chile	1,434	6,088	142	16,390	24,054	24,307	23,135
Colombia	–	–	–	–	–	–	10,408
Other International	5,835	7,957	8,607	17,860	40,259	41,558	45,587
Total (4)	$236,083	$47,401	$193,736	$504,269	$981,489	$971,682	$966,279
(1)	Deposits payable on demand include all deposits for which the Bank may not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which the Bank may require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)
Deposits denominated in U.S. dollars amount to $317,453 (January 31, 2026 – $310,021 ; October 31, 2025 – $297,065), deposits denominated in Chilean pesos amount to $20,300 (January 31, 2026 – $20,881; October 31, 2025 – $20,053), deposits denominated in Mexican pesos amount to $36,731 (January 31, 2026 – $35,542; October 31, 2025 – $35,941) and deposits denominated in other foreign currencies amount to $109,608 (January 31, 2026 – $110,665; October 31, 2025 – $117,530).

The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at April 30, 2026	$50,686	$35,285	$68,997	$105,503	$20,322	$280,793
As at January 31, 2026	$59,932	$32,509	$59,105	$107,238	$18,267	$277,051
As at October 31, 2025	$54,287	$37,607	$57,519	$109,573	$15,165	$274,151
(1)	The majority of foreign term deposits are in excess of $100,000.